Financial risk management - Schedule of Analysis of Current Ratio and Gearing Ratio (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule Of Analysis Of Current Ratio And Gearing Ratio Abstract
Total liabilities	¥ 1,205,246	$ 172,347	¥ 1,404,778
Total assets	¥ 312,572	$ 44,696	¥ 650,644
Total liabilities to total assets ratio	3.86	3.86	2.16